Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of property and equipment net
Useful Lives
Buildings	20 years
Machinery	10 years
Furniture, fixture and electronic equipment	3-10 years
Vehicles	4 years

Schedule of estimated useful lives of intangible assets
Useful life
Land use right	50 years
Licensed software	5-10 years
Trademark	10 years
Customer relationship	5 years

Schedule of our sales from our product lines
	For the six months ended September 30,
	2022	2021
Healthcare products	$28,103,868	$11,669,522
Online store	8,093,778	21,373,795
Internet information and advertising	754,600	8,252,060
Automobiles	16,037,762	5,589,207
Revenue	$52,990,008	$46,884,584

Schedule of foreign currency translation
	September 30, 2022	March 31, 2022	September 30, 2021
Period-end spot rate	US$1=RMB 7.0998	US$1=RMB 6.3482	US$1=RMB 6.4854
Average rate	US$1=RMB 6.7873	US$1=RMB 6.4083	US$1=RMB 6.4515